Hodges Fund
Hodges Fund
Investment Objective
The Hodges Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Hodges Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Hodges Fund	Retail Class	Institutional Class
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 30 days of purchase (Retail Class) and within 60 days of purchase (Institutional Class))	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hodges Fund		Retail Class	Institutional Class
Management Fees		0.85%	0.85%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses		0.23%	0.23%
Total Annual Fund Operating Expenses		1.33%	1.08%
Fee Waiver and/or Expense Reimbursement/Recoupment		(0.15%)	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/Recoupment	[1]	1.18%	0.93%
[1]	Hodges Capital Management, Inc. (the "Advisor") has contractually agreed to reduce its fees and pay the Hodges Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/Recoupment for shares of the Hodges Fund to 1.18% for the Retail Class Shares and 0.93% for the Institutional Class Shares (the "Expense Caps"). The Expense Caps will remain in effect at least until July 31, 2019. The agreement may be terminated at any time by the Board upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement.

Example
This Example is intended to help you compare the costs of investing in the Hodges Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Hodges Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Hodges Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Hodges Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Retail Class	120	407	714	1,588
Institutional Class	95	329	581	1,304

Portfolio Turnover
The Hodges Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Hodges Fund’s performance.  During the most recent fiscal year, the Hodges Fund’s portfolio turnover rate was 142% of the average value of its portfolio.

Principal Investment Strategies
The Hodges Fund invests in common stocks of companies of any size market capitalization – small, medium or large.  The Hodges Fund’s portfolio managers invest in what could be described as growth and value companies.  In selecting investments, the Advisor can also invest where it is deemed appropriate in companies having special situations and whose shares are out of favor, but appear to have prospects for above-average growth and recovery over an extended period of time.  Such companies may include companies that are experiencing management changes, for instance.

From time to time, the Fund may engage in short sale transactions with respect to 25% of its net assets.  The Fund may also invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks or security indices.  The Fund may also sell options and write “covered” put and call options.  The Hodges Fund is permitted to invest up to 10% of its net assets in securities futures and options.

The Hodges Fund may also invest in moderate growth stocks whose shares offer a consistent dividend yield and in the stocks of foreign companies, including those in emerging markets, which are U.S. dollar denominated and traded on a domestic national securities exchange, including American Depositary Receipts (“ADRs”) European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).

The Advisor will consider selling a security in the Hodges Fund’s portfolio if that security has become overvalued or has reached its growth potential.  In addition, in an attempt to increase the Hodges Fund’s tax efficiency or to satisfy certain tax diversification requirements, the Advisor may take tax considerations into account in deciding whether or when to sell a particular stock.  The Hodges Fund’s portfolio turnover could exceed 100% in a given year.  A high portfolio turnover may result in the realization and distribution of capital gains, as well as higher transaction costs.

Principal Investment Risks
There is a risk that you could lose all or a portion of your investment in the Hodges Fund.  The following principal risks can affect the value of your investment:

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Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund's performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

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Equity Securities Risk:  The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund's portfolio or the securities market as a whole, such as changes in economic or political conditions.

•	Management Risk: The Advisor may fail to implement the Hodges Fund’s investment strategies and meet its investment objective.

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Short Sales Risk:  Engaging in short sales of securities that the Fund does not own subjects it to the risks associated with those securities. A security is sold short in anticipation of purchasing the same security at a later date at a lower price; however, the Fund may incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security sold short. Because there is no limit on how high the price of the security may rise, such loss is theoretically unlimited. Short sales may also incur transaction costs and borrowing fees for the Fund and subject the Fund to leverage risk because they may provide investment exposure in an amount exceeding the initial investment.

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Portfolio Turnover Risk:  High portfolio turnover involves correspondingly greater expenses to the Hodges Fund, including brokerage commissions and dealer mark-ups and other transaction costs.  This may also result in adverse tax consequences for Hodges Fund shareholders.

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Foreign Securities Risk:  Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

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Depositary Receipts Risk:  Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

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Investment Style Risk:  Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment.  The Hodges Fund may outperform or underperform other funds that employ a different investment style.  Examples of different investment styles include growth and value investing.  Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.  Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

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Futures and Options Risks:  Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid. Futures and options also may involve the use of leverage as the Hodges Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options are also subject to the risk that the other party to the transaction may default on its obligation.

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Large Company Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

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Smaller Company Risk:  Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies may be speculative and volatile and involve greater risks than are customarily associated with larger companies.  Small to mid-sized companies may be subject to greater market risk and have less trading liquidity than larger companies.  They may also have limited product lines, markets, or financial resources. For these reasons, investors should expect the Hodges Fund to be more volatile than a fund that invests exclusively in large-capitalization companies.

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Risks of Companies in “Special Situations:”  The Hodges Fund’s investments in companies experiencing significant business problems could have a negative result in the Fund’s performance if the company does not realize the anticipated favorable prospects.

Performance
The following performance information provides some indication of the risks of investing in the Hodges Fund.  The bar chart below illustrates how Retail Class shares of the Hodges Fund’s total returns have varied from year to year for the past 10 calendar years.  The table below illustrates how the Hodges Fund’s average annual total returns for the 1, 5 and 10-year periods compare with that of a broad-based securities index.  The Hodges Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund’s website at www.hodgesfunds.com.

Hodges Fund Calendar Year Total Returns as of December 31 Retail Class

The Hodges Fund’s year-to-date return for Retail Class shares as of the most recent calendar quarter ended June 30, 2018 was -1.29%.

Highest Quarterly Return:	3Q, 2009	29.30%

Lowest Quarterly Return:	4Q, 2008	-32.21%

Average Annual Total Returns as of December 31, 2017
Average Annual Returns - Hodges Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Retail Class	Retail Class Shares Return Before Taxes	13.83%	18.90%	7.12%
Institutional Class	Institutional Class Shares Return Before Taxes	14.11%	19.29%	7.41%
After Taxes on Distributions | Retail Class	Retail Class Shares Return After Taxes on Distributions	11.90%	18.43%	6.89%
After Taxes on Distributions and Sale of Fund Shares | Retail Class	Retail Class Shares Return After Taxes on Distributions and Sale of Fund Shares	9.27%	15.38%	5.75%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%

The Hodges Fund commenced operations on October 9, 1992.  Institutional Class shares commenced operations on December 12, 2008.  Performance shown prior to the inception of Institutional Class shares reflects the performance of the Hodges Fund’s Retail Class shares.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.